Commitments and contingent liabilities - Significant Industry Concentrations Related to Credit Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 71,570	$ 66,879
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	13,167	10,521
Unfunded commitments	35,200
Total exposure	48,400
Financial institutions | Securities industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	2,300
Unfunded commitments	20,300
Total exposure	22,600
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	8,900
Unfunded commitments	1,400
Total exposure	10,300
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,800
Unfunded commitments	8,400
Total exposure	10,200
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	4,200
Total exposure	4,200
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	400
Total exposure	400
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	200
Unfunded commitments	500
Total exposure	700
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,420	$ 2,112
Unfunded commitments	11,900
Total exposure	13,300
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	200
Unfunded commitments	4,100
Total exposure	4,300
Commercial | Services and other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	700
Unfunded commitments	3,500
Total exposure	4,200
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	500
Unfunded commitments	3,500
Total exposure	4,000
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	800
Total exposure	$ 800